Notes Payable (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	$ 186,076	$ 670,527
Long-Term Debt, Maturities, Repayments Of Principal In Year Two	386,669	394,871
Long-Term Debt, Maturities, Repayments Of Principal In Year Three	571,630	633,423
Long-Term Debt, Maturities, Repayments Of Principal In Year Four	151,899	149,272
Long-Term Debt, Maturities, Repayments Of Principal In Year Five	162,880	160,063
Long-Term Debt, Maturities, Repayments Of Principal After Year Five	129,844	171,636
Total	$ 1,588,998	$ 2,179,792